Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated subsidiaries information
Revenues	$ 73,767,930	$ 75,526,609	$ 73,915,432
Net (loss) income	(8,807,252)	45,283,824	7,354,785
Comprehensive (loss) income	(7,895,536)	48,068,404	$ 9,289,654
Empresas Cablevision
Consolidated subsidiaries information
Revenues	15,125,879	16,128,549
Net (loss) income	(882,775)	760,576
Comprehensive (loss) income	(878,777)	748,916
Sky. [Member]
Consolidated subsidiaries information
Revenues	17,585,229	20,339,075
Net (loss) income	(61,224)	224,989
Comprehensive (loss) income	$ (175,719)	$ 181,491